QUARTERLY REPORT
                               DECEMBER 31, 1997

                                   FIDUCIARY
                                 CAPITAL GROWTH
                                   FUND, INC.

                                   A NO-LOAD
                                  MUTUAL FUND

                                   FIDUCIARY
                                 CAPITAL GROWTH
                                   FUND, INC.
                                                                January 30, 1998

Dear Fellow Shareholder:

  1997-- was more of the same.

  But it was far from boring. Without reciting the litany of new financial market records, we will simply report that 1997 was a very good year. However, we note that the sledding became more difficult during the fourth quarter as earnings disappointments and the turbulence in the Asian markets neutralized the positive interest rate and inflation environment. Despite the year-end rally, most stock indices hit their highs for the year from August to October. The Fund did well, rising 29.2% for the year, which brought the 5 year and 10 year annualized returns to 17.1% and 15.6%, respectively.

  Positive surprises in 1997 included a stronger economy, better corporate earnings (during the first half), and a generally better stock market than expected. We should add that, along with most pundits, we didn't forecast the turmoil in Asia. In the "about as expected" category would be lower long-term interest rates, subdued inflation, a slowdown in consumer debt expansion, problems in the credit card industry and a continuing rise in personal bankruptcies.

  As to 1998, we could pretty much duplicate last year's forecast.

ECONOMY

  As we enter 1998 most forecasts are calling for continued economic growth - although at a slower pace than was recorded in 1997 - as the Asian turmoil, rising wages and leaner corporate profits put a check on growth. This would, in our view, be a best case estimate. While a year ago we could not pinpoint anything that was likely to upset the "nirvana" economy, the situation today is not quite so positive.

  The Asian flu should not be dismissed as irrelevant to our economic outlook, especially with respect to the large multinationals and the technology companies. For many companies, Asia was their greatest growth opportunity.
Both sales and profitability in the Pacific Rim will likely be affected, and low cost imports, while benefiting the consumer, will depress profitability for domestic competitors. This has increased the possibility that the persistent disinflation may become deflation, a possibility that is increasingly being discussed in the financial press.

  The consumer has started to rein in his installment debt growth, an important driver of economic growth and corporate profits on the margin (Chart A). Rising delinquencies and personal bankruptcies have slowed the growth in credit card issuances, and consumer spending has moderated. Another wave of mortgage refinancings, given the decline in interest rates, would be a positive for the consumer, and would work to offset the slowdown in debt expansion.

                                    CHART A

                            S&P 500                      Consumer
                 Earnings Per Share            Installment Credit
                     4  Qtr. Total,                    Yr. to Yr.
                Yr. to Yr. % Change                      % Change
                -------------------                --------------
Dec-59                     17.30104                      15.75005
Jan-60                                                   14.45995
Feb-60                                                    13.7608
Mar-60                      9.00322                      13.69827
Apr-60                                                   14.37577
May-60                                                   13.60125
Jun-60                     -4.11765                      13.00404
Jul-60                                                   12.22137
Aug-60                                                   11.14273
Sep-60                     -4.66472                      10.52818
Oct-60                                                    9.68152
Nov-60                                                    9.27835
Dec-60                     -3.53982                       7.21104
Jan-61                                                    8.40842
Feb-61                                                    7.21942
Mar-61                     -8.84956                       6.29007
Apr-61                                                     4.0712
May-61                                                    3.67189
Jun-61                     -7.05521                        3.1627
Jul-61                                                    2.72558
Aug-61                                                    2.84556
Sep-61                     -6.72783                       2.75835
Oct-61                                                    2.71391
Nov-61                                                    3.17081
Dec-61                     -2.44648                       3.71315
Jan-62                                                    2.63874
Feb-62                                                    3.83508
Mar-62                      9.06149                       4.42392
Apr-62                                                    6.30839
May-62                                                    7.34603
Jun-62                     14.52145                       7.99283
Jul-62                                                    8.47885
Aug-62                                                    8.94026
Sep-62                      15.7377                       9.09583
Oct-62                                                    9.56165
Nov-62                                                    9.51788
Dec-62                     15.04702                       9.51723
Jan-63                                                   10.28521
Feb-63                                                   10.76945
Mar-63                     10.08902                      11.00983
Apr-63                                                   10.86081
May-63                                                   10.39027
Jun-63                     10.66282                      10.38604
Jul-63                                                   10.99425
Aug-63                                                   11.35631
Sep-63                      12.1813                      11.55101
Oct-63                                                    12.0148
Nov-63                                                    11.7408
Dec-63                      9.53678                      12.41284
Jan-64                                                   12.86497
Feb-64                                                   12.21776
Mar-64                     12.66846                      13.09839
Apr-64                                                    12.9112
May-64                                                   13.32465
Jun-64                     12.76042                      13.26227
Jul-64                                                   13.19138
Aug-64                                                   12.79427
Sep-64                     12.87879                       13.0996
Oct-64                                                   12.53531
Nov-64                                                   12.36395
Dec-64                     13.18408                      12.27752
Jan-65                                                   12.57455
Feb-65                                                   13.28306
Mar-65                     11.96172                      12.16502
Apr-65                                                   12.66504
May-65                                                    12.4306
Jun-65                     11.77829                      12.77215
Jul-65                                                   12.67856
Aug-65                                                   12.39742
Sep-65                      11.4094                      12.15063
Oct-65                                                   12.18198
Nov-65                                                   12.29815
Dec-65                     14.06593                       11.6456
Jan-66                                                   11.33281
Feb-66                                                   10.91615
Mar-66                     14.10256                      10.68158
Apr-66                                                    9.72397
May-66                                                    9.20419
Jun-66                     12.80992                       8.66391
Jul-66                                                    7.98868
Aug-66                                                    7.81577
Sep-66                     10.64257                       6.95051
Oct-66                                                    6.56085
Nov-66                                                    6.36077
Dec-66                      6.93642                       6.10663
Jan-67                                                    5.30642
Feb-67                                                      4.703
Mar-67                      2.05993                       4.27861
Apr-67                                                    4.11626
May-67                                                    3.78267
Jun-67                     -2.38095                        3.8853
Jul-67                                                    4.11584
Aug-67                                                    4.10489
Sep-67                     -3.81125                       4.52026
Oct-67                                                    4.47037
Nov-67                                                    4.83928
Dec-67                     -3.96396                       4.91085
Jan-68                                                     4.5226
Feb-68                                                    4.68476
Mar-68                     -0.18349                       5.82645
Apr-68                                                    6.45243
May-68                                                    6.91114
Jun-68                      4.50281                       7.05627
Jul-68                                                     7.7305
Aug-68                                                    7.82302
Sep-68                      6.79245                       8.22381
Oct-68                                                    9.28714
Nov-68                                                     9.2976
Dec-68                      8.06754                       9.87198
Jan-69                                                   10.71435
Feb-69                                                   11.55837
Mar-69                      6.98529                       10.7988
Apr-69                                                   10.82928
May-69                                                   10.95187
Jun-69                       4.8474                      10.98259
Jul-69                                                   10.64198
Aug-69                                                   10.51284
Sep-69                       4.0636                      10.22698
Oct-69                                                    9.39915
Nov-69                                                    8.99944
Dec-69                      0.34722                       8.27634
Jan-70                                                    8.17556
Feb-70                                                    7.16986
Mar-70                      -3.2646                        6.5219
Apr-70                                                    5.60258
May-70                                                    4.88224
Jun-70                     -5.47945                       4.73587
Jul-70                                                    4.77979
Aug-70                                                    4.54997
Sep-70                      -8.9983                       4.38693
Oct-70                                                    4.00958
Nov-70                                                     3.2355
Dec-70                    -11.24567                       3.42658
Jan-71                                                    5.06762
Feb-71                                                    5.38876
Mar-71                     -7.28242                       5.92537
Apr-71                                                    6.78659
May-71                                                    7.25779
Jun-71                     -3.62319                       7.40229
Jul-71                                                    7.62469
Aug-71                                                    8.39953
Sep-71                      1.30597                       8.96603
Oct-71                                                     9.6966
Nov-71                                                   11.28077
Dec-71                     11.11111                      11.71357
Jan-72                                                   10.00037
Feb-72                                                    9.91974
Mar-72                     11.30268                      11.03032
Apr-72                                                   11.25988
May-72                                                    11.9255
Jun-72                     12.21805                      12.50677
Jul-72                                                   12.36272
Aug-72                                                    12.4382
Sep-72                     13.07551                      12.46043
Oct-72                                                   12.73245
Nov-72                                                   12.62808
Dec-72                     12.63158                      13.10925
Jan-73                                                   14.62518
Feb-73                                                   15.70738
Mar-73                     17.03959                      15.39491
Apr-73                                                   15.47117
May-73                                                   15.66425
Jun-73                     21.10553                      15.62877
Jul-73                                                   15.87803
Aug-73                                                   15.86586
Sep-73                      25.2443                       15.4135
Oct-73                                                    15.4794
Nov-73                                                    15.3689
Dec-73                      27.1028                      14.33645
Jan-74                                                   12.96378
Feb-74                                                   12.18173
Mar-74                     22.94118                      11.28241
Apr-74                                                   10.81739
May-74                                                   10.06628
Jun-74                      20.8852                       9.24089
Jul-74                                                    8.66132
Aug-74                                                    8.02454
Sep-74                     18.46554                       7.55675
Oct-74                                                    6.36567
Nov-74                                                      5.271
Dec-74                      8.94608                       4.63323
Jan-75                                                    4.02844
Feb-75                                                    3.55835
Mar-75                      1.07656                       3.06912
Apr-75                                                    2.23144
May-75                                                     1.5617
Jun-75                     -8.92449                       -0.4177
Jul-75                                                    -0.4217
Aug-75                                                   -0.66444
Sep-75                    -14.81888                      -0.29147
Oct-75                                                    0.28506
Nov-75                                                    1.07944
Dec-75                    -10.46119                       2.44673
Jan-76                                                    3.11612
Feb-76                                                    3.39107
Mar-76                      2.48521                       4.45108
Apr-76                                                     5.6971
May-76                                                    6.12412
Jun-76                     16.20603                       8.45997
Jul-76                                                    8.59757
Aug-76                                                    8.86953
Sep-76                     23.06701                         9.317
Oct-76                                                    9.89211
Nov-76                                                   10.40889
Dec-76                     24.49749                      10.42246
Jan-77                                                    9.43868
Feb-77                                                   10.25025
Mar-77                     16.39723                      11.15021
Apr-77                                                   11.57387
May-77                                                   12.64282
Jun-77                     12.64865                        13.284
Jul-77                                                    13.7397
Aug-77                                                   14.45116
Sep-77                      12.1466                      14.52735
Oct-77                                                   15.11706
Nov-77                                                   15.39337
Dec-77                        9.889                      14.51299
Jan-78                                                   15.85815
Feb-78                                                     15.692
Mar-78                      8.33333                      15.75276
Apr-78                                                   15.73343
May-78                                                   16.17407
Jun-78                      7.77351                      17.02688
Jul-78                                                   17.04374
Aug-78                                                   17.35792
Sep-78                      8.02988                      17.44194
Oct-78                                                    16.6728
Nov-78                                                   16.74107
Dec-78                     13.22314                      17.32855
Jan-79                                                   17.46509
Feb-79                                                   17.45029
Mar-79                     21.79487                      16.82088
Apr-79                                                   16.61277
May-79                                                   16.06619
Jun-79                     24.48798                      14.79548
Jul-79                                                   14.65482
Aug-79                                                   14.48783
Sep-79                     26.44771                      14.41765
Oct-79                                                   14.68488
Nov-79                                                   14.16234
Dec-79                     20.51906                       13.7232
Jan-80                                                   14.10855
Feb-80                                                   13.32569
Mar-80                     14.96241                       12.2131
Apr-80                                                   10.17916
May-80                                                    7.99591
Jun-80                      6.86695                       6.42619
Jul-80                                                    5.39399
Aug-80                                                    4.36312
Sep-80                      0.06835                        3.4306
Oct-80                                                    2.66078
Nov-80                                                    1.85081
Dec-80                     -0.26918                       1.91737
Jan-81                                                     0.2881
Feb-81                                                   -0.03961
Mar-81                     -4.64356                       0.59272
Apr-81                                                    1.73522
May-81                                                    3.15087
Jun-81                      0.46854                       4.22355
Jul-81                                                    4.64326
Aug-81                                                     4.6064
Sep-81                      4.23497                       5.66036
Oct-81                                                    5.43216
Nov-81                                                    5.60663
Dec-81                      3.64372                       4.98615
Jan-82                                                     5.7197
Feb-82                                                    5.55061
Mar-82                       1.5775                       5.09447
Apr-82                                                    5.02679
May-82                                                    4.88208
Jun-82                     -5.59627                       4.87709
Jul-82                                                    4.47635
Aug-82                                                    4.45145
Sep-82                    -11.14024                       3.59887
Oct-82                                                    3.55658
Nov-82                                                     3.6326
Dec-82                    -17.70833                        4.6359
Jan-83                                                     4.1132
Feb-83                                                    3.94674
Mar-83                    -16.13774                       4.80638
Apr-83                                                     5.1863
May-83                                                    5.16074
Jun-83                    -11.15032                       6.11827
Jul-83                                                    7.33194
Aug-83                                                    8.40898
Sep-83                      -1.9174                       9.14175
Oct-83                                                   10.58922
Nov-83                                                    11.7424
Dec-83                     10.99684                      12.75333
Jan-84                                                   13.44036
Feb-84                                                   15.74823
Mar-84                     22.86634                      15.99851
Apr-84                                                   16.52854
May-84                                                   18.58198
Jun-84                     28.67355                      19.18402
Jul-84                                                    19.2993
Aug-84                                                    19.5221
Sep-84                     24.51128                      19.46832
Oct-84                                                   19.17678
Nov-84                                                   18.69868
Dec-84                     18.60299                       18.2364
Jan-85                                                   18.40908
Feb-85                                                   18.07308
Mar-85                      7.40498                      18.72155
Apr-85                                                   18.82222
May-85                                                   17.73222
Jun-85                     -3.64198                      16.83133
Jul-85                                                   16.51711
Aug-85                                                   16.01233
Sep-85                      -8.0314                      16.92301
Oct-85                                                   16.26014
Nov-85                                                   16.11079
Dec-85                    -12.19952                      15.59101
Jan-86                                                   15.58333
Feb-86                                                   14.63543
Mar-86                     -11.4094                      13.18076
Apr-86                                                   12.55587
May-86                                                   12.44543
Jun-86                     -5.76553                      12.06223
Jul-86                                                   11.70136
Aug-86                                                   11.17874
Sep-86                     -2.49508                      10.73927
Oct-86                                                   11.03522
Nov-86                                                    9.88556
Dec-86                      -0.8898                       9.04075
Jan-87                                                    7.73551
Feb-87                                                    6.80253
Mar-87                      3.99449                       5.98864
Apr-87                                                    5.85225
May-87                                                     5.0975
Jun-87                     -1.97145                       5.00993
Jul-87                                                    4.91927
Aug-87                                                    5.01556
Sep-87                      6.80135                       4.42348
Oct-87                                                    4.02658
Nov-87                                                    4.56673
Dec-87                     20.85635                       4.64195
Jan-88                                                    5.75825
Feb-88                                                    6.49612
Mar-88                     23.11258                       7.30616
Apr-88                                                    7.30967
May-88                                                    7.48716
Jun-88                     50.27739                       7.22384
Jul-88                                                    6.93445
Aug-88                                                    7.02486
Sep-88                     43.31652                       6.51776
Oct-88                                                    6.33179
Nov-88                                                    6.24181
Dec-88                     35.71429                       6.31699
Jan-89                                                     7.8674
Feb-89                                                    7.79348
Mar-89                     34.26573                       8.12723
Apr-89                                                    8.04254
May-89                                                    8.01411
Jun-89                      16.3821                       8.12173
Jul-89                                                    8.15719
Aug-89                                                    7.79062
Sep-89                      4.22349                       7.95308
Oct-89                                                    8.05314
Nov-89                                                    8.07709
Dec-89                     -3.70526                       8.34185
Jan-90                                                    6.21105
Feb-90                                                    5.77638
Mar-90                    -13.18109                       4.73191
Apr-90                                                    4.11628
May-90                                                    3.61306
Jun-90                    -15.70182                       3.48907
Jul-90                                                    3.62346
Aug-90                                                    3.56482
Sep-90                      8.23132                       3.30681
Oct-90                                                     3.2064
Nov-90                                                     2.6194
Dec-90                     -6.68999                       1.32502
Jan-91                                                    0.72826
Feb-91                                                    0.62862
Mar-91                     -3.69174                       0.73297
Apr-91                                                    0.71466
May-91                                                    0.61429
Jun-91                     -8.98401                      -0.02509
Jul-91                                                   -0.75435
Aug-91                                                   -1.21845
Sep-91                    -18.03128                      -1.57576
Oct-91                                                   -2.03286
Nov-91                                                   -2.21373
Dec-91                    -25.44517                      -1.53219
Jan-92                                                   -1.18953
Feb-92                                                   -1.18331
Mar-92                    -22.37662                      -1.38855
Apr-92                                                    -1.5283
May-92                                                   -1.54865
Jun-92                     -11.8863                      -1.38079
Jul-92                                                   -1.05106
Aug-92                                                   -0.61456
Sep-92                      1.23457                      -0.48633
Oct-92                                                   -0.19743
Nov-92                                                    0.17865
Dec-92                     19.98743                       0.34919
Jan-93                                                    0.94957
Feb-93                                                    1.47499
Mar-93                     22.46914                       1.45738
Apr-93                                                    2.50663
May-93                                                    2.49373
Jun-93                     13.37243                        3.0841
Jul-93                                                    3.71832
Aug-93                                                    4.14276
Sep-93                     13.13747                       4.91825
Oct-93                                                    5.88524
Nov-93                                                    6.53403
Dec-93                     14.66737                       7.52308
Jan-94                                                    7.59737
Feb-94                                                     7.9863
Mar-94                                                     9.4323
Apr-94                                                     9.8181
May-94                                                   11.25803
Jun-94                      30.3673                      12.12112
Jul-94                                                   12.16263
Aug-94                                                   13.26162
Sep-94                     33.90495                      13.85567
Oct-94                                                   14.24137
Nov-94                                                   14.49099
Dec-94                     39.78986                      14.44332
Jan-95                                                   15.14196
Feb-95                                                   14.96395
Mar-95                     43.32893                      15.26693
Apr-95                                                   15.17092
May-95                                                   15.18173
Jun-95                     36.62698                      15.10995
Jul-95                                                   15.08366
Aug-95                                                   14.66273
Sep-95                     28.72302                      14.90836
Oct-95                                                   14.23787
Nov-95                                                   14.51414
Dec-95                     10.98039                      14.00878
Jan-96                                                   13.36099
Feb-96                                                   13.64778
Mar-96                      4.57757                      12.92675
Apr-96                                                   12.73293
May-96                                                   12.15167
Jun-96                      1.39413                      11.77679
Jul-96                                                    11.9449
Aug-96                                                   11.36707
Sep-96                      2.33087                        9.8353
Oct-96                                                    9.51213
Nov-96                                                     8.4925
Dec-96                     14.04594                       7.83177
Jan-97                                                    7.92991
Feb-97                                                    7.36826
Mar-97                     18.21387                       6.59127
Apr-97                                                    6.46329
May-97                                                    5.97361
Jun-97                     16.15583                       5.27486
Jul-97                                                    4.70334
Aug-97                                                    4.46779
Sep-97                     12.88889                       4.53209
Oct-97                                                    4.91732
Nov-97                                                    4.36856

         Sources: Standard & Poor's Corporation; Federal Reserve Board

  Much of the decline in long-term rates which we envisioned a year ago is behind us as the recent flight to quality has driven the long Treasury bond yield to a 20-year low. We feel that economic growth will be below consensus estimates of 2.0-2.5%, and while we may see somewhat lower long rates, we should see lower short-term rates as the yield curve becomes positively sloping again.

EARNINGS

  While the first half of 1997 saw better-than-expected corporate earnings, the third quarter brought a significant slowdown. Reported third quarter earnings for the S&P 500 were only about 1% higher than a year earlier, and the trailing four-quarter total was up about 12% from the prior year. While many analysts see full year 1997 earnings for the S&P rising about 12%, we suspect that the final number may drop to a high single-digit increase, with operating earnings for the S&P up close to 5% in 1998. Corporate profit margins are at a 30-year high. If real economic growth slows, low inflation continues, and employment costs rise further, we will likely see margin pressure, and only modestly growing, if not declining, S&P earnings. With some major Wall Street analysts forecasting a 1998 "bottom-up" earnings increase of 18% for the S&P, the potential for downward earnings estimate revisions is high.

MARKET

  " 'The time has come,' the walrus said, . . .". The time has come, in our view, for mid-cap and smaller-cap stocks to take over the leadership in the stock market. 1997 marked the fourth year in a row in which the S&P not only outperformed the Russell 2000, but also outperformed 89% of all mutual fund managers. While the Fund's portfolio significantly outperformed the Russell, we slightly lagged the S&P. Investors will migrate to the mid-cap and smaller-cap stocks because of the compelling relative valuations. The two-tiering of the market is reflected in Table 1. Of stocks with a market value over $4 billion, 44, or 7.2% have declined by 33% or more from their 52-week high. Of those with market caps between $300 million and $4 billion, 418, or 16.5% have declined by 33% or more, and 3,218, or 50% of market caps under $300 million are down over 33%. Investors are paying a high price for the perceived safety of the large-cap stocks at the very time that the fundamentals of those companies are coming under pressure.
                                    TABLE 1

                                 # OF       # DOWN OVER 33%,
 MARKET VALUE               COMPANIES      FROM 52-WEEK HIGH       % OF TOTAL
 ------------             -----------      -----------------       ----------
 Over $4 Billion                  611                     44             7.2%
 $300 Million - $4 Billion      2,533                    418            16.5%
 Under $300 Million             6,423                  3,218            50.1%

  Of the 33% return on the S&P 500 during 1997, two thirds came from higher valuation on earnings and only one third from earnings growth. If earnings growth for the S&P is as hard to come by in 1998 as we expect, a P/E contraction is more likely than a further expansion. The 20% discount in price/earnings ratio on our stocks, coupled with better earnings growth potential in this environment, make this the most compelling time to own these companies versus the S&P 500 since 1991.

  We feel that returns in 1998 for all sectors of the market will be much reduced from recent years. We have no illusions (nor should you) that the gains of recent years will be repeated in 1998. However, the best opportunities will be in the mid- and small-cap area, and the market will be increasingly selective. We also feel that we will see a better buying opportunity in the next three to six months, and have done some selective selling which has temporarily raised our portfolio cash levels.

  On December 29, 1997, a distribution of $0.1387 from net long-term realized capital gains was declared. This distribution was paid on December 30, 1997 to shareholders of record on December 26, 1997.

  Thank you for your continuing confidence in Fiduciary Capital Growth Fund, Inc.

Sincerely,

/s/ Ted D. Kellner               /s/ Donald S. Wilson

Ted D. Kellner, C.F.A.           Donald S. Wilson, C.F.A.
President                        Vice President


            225 E. Mason St.    Milwaukee, WI  53202   414-226-4555

Fiduciary Capital Growth Fund, Inc.
STATEMENT OF NET ASSETS
December 31, 1997 (Unaudited)

                                                                       QUOTED
                                                                       MARKET
      SHARES                                                     VALUE (B)<F2>
      ------                                                         --------
LONG-TERM INVESTMENTS -- 94.2% (A)<F1>
COMMON STOCKS -- 92.3% (A)<F1>
               BANKS/SAVINGS & LOANS -- 3.4%
      22,000   Associated Banc-Corp.                               $1,212,750
      12,500   Sterling Bancshares, Inc.                              253,125
       9,000   Southwest Bancorporation
                 of Texas, Inc.                                       280,125
                                                                  -----------
                                                                    1,746,000
               CHEMICAL/SPECIALTY MATERIALS -- 7.9%
      10,000   H.B. Fuller Co.                                        495,000
      19,000   M. A. Hanna Company                                    479,750
      37,000   Minerals Technologies Inc.                           1,681,206
      23,000   OM Group, Inc.                                         842,375
      15,000   Sigma-Aldrich Corp.                                    596,250
                                                                  -----------
                                                                    4,094,581
               CONSUMER PRODUCTS-NON-DURABLE -- 2.7%
      60,000   Jostens, Inc.                                        1,383,780

               CONSUMER SERVICES -- 1.3%
       2,100   Grey Advertising Inc.                                  688,800

               DISTRIBUTION -- 5.0%
      45,000   Arrow Electronics, Inc.                              1,459,710
      12,500   Black Box Corp.                                        442,187
      46,700   Pioneer-Standard
                 Electronics, Inc.                                    712,175
                                                                  -----------
                                                                    2,614,072
               ELECTRONICS -- 5.5%
      50,000   Berg Electronics Corp.                               1,137,500
      39,400   Fluke Corp.                                          1,026,882
      42,000   Methode Electronics, Inc.                              682,500
                                                                  -----------
                                                                    2,846,882
               ENERGY/ENERGY SERVICES -- 7.3%
      45,700   Burlington Resources Inc.                            2,047,954
      35,500   Noble Affiliates, Inc.                               1,251,375
      16,500   Pogo Producing Company                                 486,750
                                                                  -----------
                                                                    3,786,079
               HEALTH INDUSTRIES -- 10.0%
      55,000   Covance Inc.                                         1,093,125
      60,000   Dentsply International Inc.                          1,830,000
      28,600   Quest Diagnostics                                      482,625
                Incorporated
      38,000   Sybron International Corp.                           1,783,644
                                                                  -----------
                                                                    5,189,394
               INSURANCE -- 6.2%
      25,300   Fidelity National Financial, Inc.                      787,463
      48,000   Old Republic
                International Corp.                                 1,785,024
       9,000   The PMI Group, Inc.                                    650,817
                                                                  -----------
                                                                    3,223,304
               LEISURE/RESTAURANTS -- 1.2%
      25,000   International Game Technology                          631,250

               MEDIA/COMMUNICATION -- 3.8%
      27,000   Comcast Corp. Special Cl A NV                          852,201
      28,000   Cox Communications, Inc.                             1,121,764
                                                                  -----------
                                                                    1,973,965
               MISCELLANEOUS-FINANCE -- 4.2%
      12,500   Delphi Financial Group, Inc.                           562,500
      28,000   Fannie Mae                                           1,597,764
                                                                  -----------
                                                                    2,160,264
               MISCELLANEOUS-TECHNOLOGY
                 MANUFACTURING -- 9.2%
      51,600   Bell & Howell Holdings Co.                           1,248,101
      29,500   W. H. Brady Co.                                        914,500
      14,500   Corning Inc.                                           538,312
      48,000   Raychem Corp.                                        2,067,024
                                                                  -----------
                                                                    4,767,937
               PAPER/PACKAGING -- 4.2%
      21,800   Liqui-Box Corp.                                        877,450
      65,400   Wausau-Mosinee Paper Corp.                           1,316,175
                                                                  -----------
                                                                    2,193,625
               PRINTING/PUBLISHING/FORMS -- 1.1%
      15,000   Wallace Computer Services, Inc.                        583,125

               PRODUCER MANUFACTURING -- 5.2%
      36,000   Regal-Beloit Corp.                                   1,064,268
      57,000   Watts Industries, Inc.                               1,613,841
                                                                  -----------
                                                                    2,678,109

               RETAIL TRADE -- 10.1%
      41,000   Autozone, Inc.                                       1,189,000
      53,000   Casey's General Stores, Inc.                         1,344,875
      17,900   Family Dollar Stores, Inc.                             524,703
      41,000   Mac Frugal's Bargains o
                 Close-outs Inc.                                    1,686,125
      22,000   Pep Boys-Manny, Moe & Jack                             525,250
                                                                  -----------
                                                                    5,269,953
               SOFTWARE/SERVICE -- 4.0%
      34,000   First Data Corp.                                       994,500
      35,200   SunGard Data Systems Inc.                            1,091,200
                                                                  -----------
                                                                    2,085,700
                                                                  -----------
               Total common stocks                                 47,916,820

REITS -- 1.9% (A)<F1>
      30,000   Imperial Credit Commercial
                 Mortgage Investment Corp.                            438,750
      23,600   Security Capital Industrial Trust                      587,050
                                                                  -----------
               Total REITS                                          1,025,800

RIGHTS/WARRANTS -- 0.0% (A) <F1>
       1,250   Delphi International Ltd.,
                 Rights, 01/22/98                                           0
       1,098   Security Capital Group Inc.
                 Warrants 09/18/98                                      5,765
                                                                  -----------
               Total rights and warrants                                5,765
                                                                  -----------
               Total long-term investments                         48,948,385

                                                                       QUOTED
   PRINCIPAL                                                           MARKET
      AMOUNT                                                     VALUE (B)<F2>
  ----------                                                        ---------
SHORT-TERM INVESTMENTS -- 5.0% (A)<F1>
               VARIABLE RATE DEMAND NOTES
$2,000,000     American Family
                 Financial Services                                $2,000,000
     621,118   Wisconsin Electric
                 Power Company                                        621,118
                                                                  -----------
               Total variable rate
                 demand notes                                       2,621,118
                                                                  -----------
               Total investments                                   51,569,503
               Cash and receivables, less
                 liabilities 0.8% (A)<F1>                             409,917
                                                                  -----------
               NET ASSETS                                         $51,979,420
                                                                  ===========

               Net Asset Value Per Share
                 ($0.01 par value
                 10,000,000 shares
                 authorized),offering and
                 redemption price
                 ($51,979,420 / 2,293,538
                 shares outstanding)                                   $22.66
                                                                       ======

  (a)<F1>Percentages for the various classifications relate to net assets.
  (b)<F2>Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                      FIDUCIARY CAPITAL GROWTH FUND, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                                 TED D. KELLNER
                                THOMAS W. MOUNT
                                DONALD S. WILSON

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                          800-811-5311 or 414-765-4124

                            INDEPENDENT ACCOUNTANTS
                              PRICE WATERHOUSE LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Fiduciary Capital Growth Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.